Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade receivables, net of expected credit loss	$ 846,681	$ 966,428
Other receivables	48,090	64,298
Trade and other receivables	$ 894,771	$ 1,030,726